Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Income Taxes Details Narrative
Net tax loss carry-forwards	$ 14,337,562	$ 11,627,532	$ 9,591,131
Expire periode	2036	2036